UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH  45202

(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:   08/31/2014

Date of reporting period: 11/30/2013

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WP Large Cap Income Plus Fund
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2013 (Unaudited)

	Shares	Fair Value

SHORT TERM INVESTMENTS - 0.06%
Federated Government Obligations Fund - Instututional Shares, 0.01% (a) (Cost $1,996)	1,996	$1,996

TOTAL INVESTMENTS (Cost $1,996) - 0.06%		$1,996
OTHER ASSETS LESS LIABILITES, NET - 99.94%		3,377,760
NET ASSETS - 100%		$3,379,756

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at November 30, 2013, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

WP Large Cap Income Plus Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Large Cap Income Plus Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

 Investment Valuation– Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed securities is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Options held by a fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in Level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as Level 2. The Funds normally use pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”). Depending on the relative significance of valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund’s Board, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of November 30, 2013, no securities were fair valued as determined by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

WP Large Cap Income Plus Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

WP Large Cap Income Plus Fund
		Level 2
	Level 1	(Other Significant
Security Classification (a)	(Quoted Prices)	Observable Inputs)	Totals
Money Market Funds	$1,996	-	$1,996
Totals	$1,996	$-	$1,996

(a)
As of and during the period since inception from October 10, 2013 through November 30, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

There were no transfers into and out of any Level during the period since inception from October 10, 2013 through November 30, 2013.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from October 10, 2013 through November 30, 2013, no securities were fair valued.

Non-Diversified Fund – the Fund is a non-diversified Fund.  Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities.  Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment.  When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Tax Matters - For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2013 were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
WP Large Cap Income Plus Fund	$1,996	$-	$-	$-

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	January 27, 2014

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 27, 2014